Financial risk management (Details Narrative) - USD ($) $ / shares in Units, $ in Millions	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Statement [Line Items]
Trade receivables	$ 0.7		$ 0.4
Gain amount	3.6	$ 0.6
Silver contract liability	2.9		1.8
Metals contract liability	4.5		4.1
Gain from settled non-hedge contracts	0.3
Gain from unsettled non-hedge contracts	2.6
Net asset of derivative instruments valued	$ 2.9
Top of range [member]
Statement [Line Items]
Estimated value percentage	100.00%
Bottom of range [member]
Statement [Line Items]
Estimated value percentage	85.00%
Silver [Member]
Statement [Line Items]
Options description	Silver put options for 60,000 ounces per month from July 2025 to June 2026 at a strike price of $29 per ounce valued at total cost of $0.3 million at inception
Zinc [Member]
Statement [Line Items]
Forward options description	Zinc forward options to sell approximately 200,000 pounds per month from August 2025 to December 2025 at $1.27 per pound
Lead [Member]
Statement [Line Items]
Forward options description	Lead forward options to sell approximately 500,000 pounds per month from August 2025 to January 2026 at $0.91 per pound
Copper [Member]
Statement [Line Items]
Forward options description	Copper forward options to sell approximately 100,000 to 250,000 pounds per month from August 2025 to July 2026 at $4.39 per pound
Gold [Member]
Statement [Line Items]
Options description	Gold forward options to buy 1,275 ounces every three months from September 2025 to June 2026 at prices between $3,375 and $3,541 per ounce
Call options description	Gold call options to buy 1,259 to 1,275 ounces every three months from September 2026 to December 2027 at a strike price of $3,500 per ounce valued at total cost of $3.4 million at inception
U.S. SOFR One [Member]
Statement [Line Items]
Interest rate risk	6.00%
U.S. SOFR Two [Member]
Statement [Line Items]
Interest rate risk	6.00%
Credit Risk [Member] | Trade and Other Receivables [Member]
Statement [Line Items]
Risk exposure associated with instrument	$ 6.8		$ 3.6
U.S. LIBOR [Member]
Statement [Line Items]
Interest rate risk	7.20%
U.S. SOFR [Member]
Statement [Line Items]
Interest rate risk	4.75%
CAD/USD Exchange rate [Member]
Statement [Line Items]
Exchange rates	$ 1.39
MXN/USD Exchange rate [Member]
Statement [Line Items]
Exchange rates	$ 18.38